Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of taxes receivables

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Refundable tax previous year	6,051,483	5,069,480
Tax payments in advance	9,970,091	13,614,626
Benefits for tax losses	-	47,921
Others credits	1,681,672	936,169
Total	17,703,246	19,668,196

Schedule of tax payables

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Income tax	13,600,275	35,372,112
Monthly tax payment in advance	3,223,633	3,784,513
Tax under Article N°21	123,163	345,248
Others	1,938,228	1,608,298
Total	18,885,299	41,110,171

Schedule of income tax and deferred income tax expense

	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Deferred taxes	40,575,924	58,777,006	35,969,675
Prior year adjustments	(145,984)	(601,553)	418,002
Tax loss benefits	27,897,224	15,677,770	17,131,132
Total deferred tax income (expense)	68,327,164	73,853,223	53,518,809
Current tax expense	(41,110,110)	(62,837,194)	(37,775,488)
Prior period adjustments	(165,187)	(955)	(476,066)
Total (expenses) income for current taxes	(41,275,297)	(62,838,149)	(38,251,554)
(Expense) Income from income tax	27,051,867	11,015,074	15,267,255

Schedule of deferred taxes related to items charged or credited directly to the consolidated statement of comprehensive income

	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	(82,648)	(1,281,621)	1,182,375
Actuarial gains and losses deriving from defined benefit plans	430,721	377,337	(360,233)
(Charge) credit to equity	348,073	(904,284)	822,142

Schedule of effective rate

	For the years ended as of December 31,
	2025		2024		2023
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	110,240,817		165,529,723		103,158,188
Income tax using the statutory rate	(29,765,021)	27.00	(44,693,025)	27.00	(27,852,711)	27.00
Adjustments to reach the effective rate
Tax effect of permanent differences, net	40,240,483	(36.50)	37,787,116	(21.75)	38,422,245	(37.25)
Reversal of deferred taxes	12,063,485	(10.58)	16,375,910	(9.71)	592,008	(0.57)
Effect of tax rates in foreing subsidiaries	4,824,091	(4.38)	2,147,581	(1.20)	4,163,777	(4.04)
Prior year adjustments	(311,171)	0.28	(602,508)	0.36	(58,064)	0.06
Income tax (expense) benefit	27,051,867	(24.18)	11,015,074	(5.30)	15,267,255	(14.80)

Schedule of deferred tax assets and liabilities

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Deferred tax assets
Impairment provision of accounts receivable	1,864,347	2,244,752
Others non-tax expenses	35,895,298	38,242,480
Benefits to staff	19,781,603	17,657,925
Inventory valuation	2,104,510	2,480,489
Intangibles	363,655	307,587
Property, Plant and Equipment	3,341,235	2,782,089
Deferred taxes related to assets arising from a single transaction	14,479,640	14,804,824
Others assets	4,689,684	3,642,101
Tax loss carryforwards	69,049,982	54,728,018
Subtotal by deferred tax assets	151,569,954	136,890,265
Deferred tax liabilities offset	(105,803,307)	(95,341,186)
Total assets from deferred taxes	45,766,647	41,549,079

Deferred taxes liabilities
Property, Plant and Equipment	111,954,455	133,958,756
Agricultural operation expenses	11,210,354	11,980,659
Manufacturing indirect activation costs	3,267,598	2,191,705
Intangibles	46,352,413	48,661,856
Deferred taxes related to liabilities arising from a single transaction	13,459,146	13,879,287
Others liabilities	8,525,192	12,625,602
Subtotal by deferred tax liabilities	194,769,158	223,297,865
Deferred tax assets offset	(105,803,307)	(95,341,186)
Total liabilities from deferred taxes	88,965,851	127,956,679
Total	(43,199,204)	(86,407,600)

Schedule of changes in deferred tax assets

Analysis of the deferred tax movement during the year	ThCh$
As of January 1, 2024	(57,905,237)
Deferred income tax credit	73,853,223
Conversion effect	(12,341,702)
Deferred taxes against equity	377,337
Deferred income tax on business combinations (2)	320,196
Others increases (decreases) (1)	(90,711,417)
Sub-Total	(28,502,363)
As of December 31, 2024	(86,407,600)

As of January 1, 2025	(86,407,600)
Deferred income tax credit	68,327,164
Conversion effect	9,360,087
Deferred taxes against equity	430,721
Others increases (decreases) (1)	(34,909,576)
Sub-Total	43,208,396
As of December 31, 2025	(43,199,204)

(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies.
(2)	See Note 1 - General information, letter C), numbers (3) and (8).